Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Transactions with related parties		$ 19	$ 58